COMMITMENTS AND CONTINGENCIES - Customer Claims (Details) - Pending Arbitration $ in Thousands	Feb. 28, 2017 USD ($)
Customer Claims
Value of inventory shipped to customer	$ 4,707
Amount of damages claimed by the customer	6,425
Cost of inventory provided to customer treated as asset	$ 4,600